CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Cash flows used in operating activities:
Net loss	$ (11,750)		$ (11,771)	$ (10,228)	[1]
Adjustments for non-cash items:
Realized fair value adjustments on inventory sold or impaired	0		0	984
Revaluation of financial instruments	(410)		(249)	(6,955)
Issuance costs allocated to warrants granted	0		48	0
Disposal of property, plant and equipment	0		235	0
Common shares and prefunded warrants issued as share-based compensation with related party	0		758	0
Discount expenses in respect of convertible debentures	203		173	0
Depreciation of property, plant and equipment	300		456	644
Amortization of intangible assets	1,338		1,377	1,758
Depreciation of right of use assets	318		351	594
Impairment of goodwill	5,390		495	0
Impairment of intangible assets	997		0	0
Finance income, net	487		1,928	3,019
Deferred tax payments (benefit), net	(165)		(150)	394
Share-based payments	14		369	225
Loss from deconsolidation of Oranim	0		2,734	0
Revaluation expenses of investment in affiliate	0		837	0
Revaluation expenses (income) of loans receivables	0		(177)	601
Changes in employee benefit liabilities, net	0		(96)	(139)
Gain from debts restructuring	0		(960)	0
Discount expenses in respect of credit	169		87	0
Total adjustments for non-cash items	8,641		8,216	1,125
Changes in non-cash working capital:
(Increase) decrease in trade receivables	4,058		(6,287)	2,320
Decrease in other current assets	2,033		1,902	1,299
(Increase) decrease in inventory, net of fair value adjustments	(722)		6,261	4,771
(Increase) decrease in trade payables	1,738		7,845	(6,098)
(Increase) decrease in other current liabilities	732		(7,147)	(750)
Changes in non-cash working capital	7,839		2,574	1,542
Taxes paid	(14)		(96)	(514)
Net cash provided by (used in) operating activities	4,716		(1,077)	(8,075)
Cash flows used in investing activities:
Purchase of property, plant and equipment	(13)		(156)	(581)
Proceeds from sales of property, plant and equipment	0		96	0
Deconsolidation of subsidiary	0		(346)	0
Loan granted	0		0	(601)
Change in restricted cash	(518)		(64)	0
Net cash used in investing activities	(531)		(470)	(1,182)
Cash provided by financing activities:
Net proceeds allocated to issuance of share capital	5,065		944	1,688
Net proceeds allocated to issuance of warrants measured at fair value	0		1,106	6,585
Proceeds received from common shares issued upon pre-funded warrants exercised	0	[2]	0	0
Repayment of lease liabilities	(282)		(331)	(586)
Payment of interest on lease liabilities	(41)		(52)	(63)
Proceeds from loans received	3,271		2,619	5,482
Repayment of loans	(1,810)		(3,834)	(4,827)
Interest paid	(2,521)		(2,080)	(1,664)
Proceeds received from discounted checks	(2,536)		5,453	2,802
Net cash provided by financing activities	1,146		3,825	9,417
Effect of foreign exchange on cash	(3,467)		(3,228)	(796)
Change in cash	1,864		(950)	(636)
Cash at the beginning of year	863		1,813	2,449
Cash at the end of year	2,727		863	1,813
Supplemental disclosure of non-cash activities:
Right of use assets recognized with corresponding lease liabilities	254		40	309
Issuance of convertible debentures in exchange for loans (principal and interest) received	0		2,092	0
Common shares and warrants issued as debts settlement with related party	0		0	1,061
Common shares issued upon exercise of pre-funded warrants	1,316		0	0
Common shares issued upon partial conversion of convertible debentures	1,395		0	0
Common shares issued as debt settlement	190		0	0
Revaluation of put option liability versus equity	$ 0		$ 724	$ 1,820

[1]	Loss per share includes the effect of Reverse Share Split (see also Note 18A below).
[2]	Represents an amount less than $1.